Principal accounting policies (Tables)	12 Months Ended
Dec. 31, 2014
Principal accounting policies [Abstract]
Schedule of property and equipment estimated useful lives and residual rate

	Estimated useful lives	Residual rate
Servers, computers and equipment	3 years	0%-5%
Furniture, fixture and office equipment	5 years	0%-5%
Motor vehicles	4 years	5%
Leasehold improvement	Shorter of lease term or 5 years	-

Schedule of amortization of finite-lived intangible assets is computed using the straight-line method over the following estimated useful lives
Estimated useful lives

Software	3 -5 years
Technology	5 years
Domain names	15 years
Operating rights for licensed games	Shorter of the economic life or license period of relevant online game
Brand names	1-15 years